Note 10 - Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Text Block]
10.	Goodwill

	Commercial	Residential
	Real Estate	Property	Property
	Services	Management	Services	Consolidated

Balance, December 31, 2010	$152,818	$140,892	$86,147	$379,857
Goodwill acquired during the period	279	19,748	-	20,027
Other items	(289)	(787)	(215)	(1,291)
Foreign exchange	(2,093)	(911)	(102)	(3,106)
Balance, December 31, 2011	150,715	158,942	85,830	395,487
Goodwill acquired during the period	2,667	2,074	155	4,896
Other items	(243)	(227)	-	(470)
Foreign exchange	2,169	462	101	2,732
Balance, December 31, 2012	155,308	161,251	86,086	402,645
Goodwill	184,891	161,251	86,086	432,228
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$155,308	$161,251	$86,086	$402,645

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired.  No goodwill impairments were identified in 2012, 2011 or 2010.